Taxes - Tax Effects of Significant Items of Deferred Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Foreign [Member]
Deferred tax assets:
Operating loss carryforwards	$ 54,231	$ 45,067
Total deferred tax assets	54,231	45,067
Deferred tax liabilities:
Accrued income	(1,005)
Total deferred tax liabilities	(1,005)
Net deferred tax asset	53,226	45,067
Valuation allowance	(52,427)	(45,067)
Net deferred tax asset after valuation allowance	799
United States and Other [Member]
Deferred tax assets:
Operating loss carryforwards	4,498	259
Restricted stock	222	229
Stock options	7,869	6,941
Deferred compensation	739	627
Alternative minimum tax credit	2,261
Other	861	167
Total deferred tax assets	16,450	8,223
Deferred tax liabilities:
Prepaids	(373)	(145)
Debt instrument	(35)
Fixed assets	(28)	(29)
Total deferred tax liabilities	(436)	(174)
Net deferred tax asset	16,014	8,049
Valuation allowance	(15,992)	(8,049)
Net deferred tax asset after valuation allowance	$ 22